Board of Management and Supervisory Board Remuneration (Details 3) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Supervisory Board remuneration
Supervisory Board remuneration	€ 641,366		€ 567,125
Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	470,000		428,750
Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	35,000		35,000
Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	34,000		27,250
Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	28,000		27,250
Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	36,000		35,125
Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	38,366	[1],[2]	13,750	[1],[2]
Arthur.P.M. van der Poel [Member]
Supervisory Board remuneration
Supervisory Board remuneration	94,750		88,250
Arthur.P.M. van der Poel [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	68,750		62,500
Arthur.P.M. van der Poel [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Arthur.P.M. van der Poel [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Arthur.P.M. van der Poel [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Arthur.P.M. van der Poel [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Arthur.P.M. van der Poel [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[1],[2],[3]
Jos W.B. Westerburgen [Member]
Supervisory Board remuneration
Supervisory Board remuneration	96,116		66,750
Jos W.B. Westerburgen [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Jos W.B. Westerburgen [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Jos W.B. Westerburgen [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
Jos W.B. Westerburgen [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
Jos W.B. Westerburgen [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Jos W.B. Westerburgen [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	23,366	[1],[2],[3]
OB Bilous [Member]
Supervisory Board remuneration
Supervisory Board remuneration	104,750		99,500
OB Bilous [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	78,750		73,750
OB Bilous [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
OB Bilous [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
OB Bilous [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
OB Bilous [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
OB Bilous [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000	[1],[2]	10,000	[1],[2]
Frits W. Frohlich [Member]
Supervisory Board remuneration
Supervisory Board remuneration	68,750		62,500
Frits W. Frohlich [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Frits W. Frohlich [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	15,000		15,000
Frits W. Frohlich [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Frits W. Frohlich [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration	5,000	[1],[2]	3,750	[1],[2]
Hendrika (Ieke) C.J. van den Burg [Member]
Supervisory Board remuneration
Supervisory Board remuneration	56,750		51,625
Hendrika (Ieke) C.J. van den Burg [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Hendrika (Ieke) C.J. van den Burg [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Hendrika (Ieke) C.J. van den Burg [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Hendrika (Ieke) C.J. van den Burg [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[1],[2],[3]
William T. Siegle [Member]
Supervisory Board remuneration
Supervisory Board remuneration	90,750		85,250
William T. Siegle [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	78,750		73,750
William T. Siegle [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
William T. Siegle [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	12,000		11,500
William T. Siegle [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]
Pauline F. M. van der Meer Mohr [Member]
Supervisory Board remuneration
Supervisory Board remuneration	56,750		51,625
Pauline F. M. van der Meer Mohr [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Pauline F. M. van der Meer Mohr [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Pauline F. M. van der Meer Mohr [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Pauline F. M. van der Meer Mohr [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]
Wolfgang H. Ziebart [Member]
Supervisory Board remuneration
Supervisory Board remuneration	72,750		61,625
Wolfgang H. Ziebart [Member] | Supervisory Board [Member]
Supervisory Board remuneration
Supervisory Board remuneration	48,750		43,750
Wolfgang H. Ziebart [Member] | Audit Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	10,000		10,000
Wolfgang H. Ziebart [Member] | Remuneration Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	6,000	[4]
Wolfgang H. Ziebart [Member] | Selection and Nomination Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration
Wolfgang H. Ziebart [Member] | Technology and Strategy Committee [Member]
Supervisory Board remuneration
Supervisory Board remuneration	8,000		7,875
Wolfgang H. Ziebart [Member] | Other [Member]
Supervisory Board remuneration
Supervisory Board remuneration		[3]

[1]	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 per year to fulfill this role. As the adjustment of the Supervisory Board's remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.
[2]	To compensate for certain obligations ASML has towards the U.S. government as a result of the acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
[3]	In 2012 Jos Westerburgen received a provisional payment related to the supervisory board remuneration for the period January to April 2013. As legislation regarding VAT registration for Supervisory Board members will change as from 2013 and Jos Westerburgen will resign in 2013 it was discussed and agreed with the Dutch tax authorities to pay the remuneration fee in advance.
[4]	During 2012 Wolfgang H. Ziebart was appointed as member of the Remuneration Committee and therefore received a partial fee.